Radian Mortgage Securities LLC ABS-15G

Exhibit 99.7

Data Compare (Non-Ignored)

Run Date - 5/13/2025 11:54:17 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[redacted]	1	[redacted]			Investor: Qualifying Total Debt Ratio	0.42561	42.94268	Verified	Field Value DTI is higher than Tape value but within 3% and < 45% DTI
[redacted]	2	[redacted]			Investor: Qualifying Total Debt Ratio	0.40829	44.2793	Verified	Variance in DTI calculation due to investment property (redacted) T&I is not included in DTI.
[redacted]	3	[redacted]			Investor: Qualifying Total Debt Ratio	0.13077	13.07709	Verified	Tape data decimal point is in the incorrect position.